Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Taxes

NOTE 8 – INCOME TAXES

The Company accounts for income taxes pursuant to the provisions of ASC 740-10, “Accounting for Income Taxes,” which requires, among other things, an asset and liability approach to calculating deferred income taxes. The asset and liability approach requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the carrying amounts and the tax bases of assets and liabilities

A valuation allowance is provided to offset any net deferred tax assets for which management believes it is more likely than not that the net deferred asset will not be realized.

The Company follows the provisions of the ASC 740 -10 related to, Accounting for Uncertain Income Tax Positions. When tax returns are filed, it is highly certain that some positions taken would be sustained upon examination by the taxing authorities, while others are subject to uncertainty about the merits of the position taken or the amount of the position that would be ultimately sustained. In accordance with the guidance of ASC 740-10, the benefit of a tax position is recognized in the financial statements in the period during which, based on all available evidence, management believes it is more likely than not that the position will be sustained upon examination, including the resolution of appeals or litigation processes, if any. Tax positions taken are not offset or aggregated with other positions. Tax positions that meet the more-likely-than-not recognition threshold are measured as the largest amount of tax benefit that is more than 50 percent likely of being realized upon settlement with the applicable taxing authority. The portion of the benefits associated with tax positions taken that exceeds the amount measured as described above should be reflected as a liability for uncertain tax benefits in the accompanying balance sheet along with any associated interest and penalties that would be payable to the taxing authorities upon examination. The Company believes its tax positions will be highly certain of being upheld upon examination. As such, the Company has not recorded a liability for uncertain tax benefits.

The Company has adopted ASC 740-10-25 Definition of Settlement, which provides guidance on how an entity should determine whether a tax position is effectively settled for the purpose of recognizing previously unrecognized tax benefits and provides that a tax position can be effectively settled upon the completion of an examination by a taxing authority without being legally extinguished. For tax positions considered effectively settled, an entity would recognize the full amount of tax benefit, even if the tax position is not considered more likely than not to be sustained based solely on the basis of its technical merits and the statute of limitations remains open. Management has not filed tax returns for the year ended December 31, 2013.

As of September 30, 2014, the Company had net operating loss carry forwards of approximately $8,355,780 that may be available to reduce our tax liability in future years. We estimate the benefits of this loss carry forward at $3,042,780 if the Company produces sufficient taxable income. No adjustments to the financial statements have been recorded for this potential tax benefit.

The provision for Federal income tax consists of the following for the years 2014 and 2013:

A reconciliation of the federal statutory rate of 34% to the Company’s effective tax rate is as follows:

The Company’s valuation allowance increased by $175,823 in 2013. Tax net operating loss carryforwards may be limited pursuant to the IRS Section 382 in the event of certain ownership changes.

NOTE 9 – INCOME TAXES

As of December 31, 2013, the Company had net operating loss carry forwards of $7,608,511 that may be available to reduce future years’ taxable income through 2028. Future tax benefits which may arise as a result of these losses have been recognized in these consolidated financial statements, as their realization is determined not likely to occur and accordingly, the Company has not recorded a valuation allowance for the deferred tax asset relating to these tax loss carry-forwards.

The provision for Federal income tax consists of the following for the years 2013 and 2012:

	2013	2012
Federal income tax benefit attributable to:
Current operations	$179,636	$1,830,894
Less: Valuation allowance	$(179,636)	$(1,830,894)

Net provision for Federal income taxes	-0-	-0-

A reconciliation of the federal statutory rate of 34% to the Company’s effective tax rate is as follows:

	2013	2012
Expected expense (benefit) (34%)	$(217,289)	$(1,830,894)
Permanent differences	41,466
Change in valuation allowance	175,823	1 ,830,894
Accrued expense (benefit)	$-0-	$-0-

The cumulative tax effect at the expected rate of 34% of significant items comprising our net deferred tax amount is as follows as of December 31, 2013 and 2011:

	2013	2012
Deferred tax asset attributable to:
Net operating loss carryover	$2,549,239	$2,369,603.00
Less: valuation allowance	(2,549,239)	(2,369,603.00)
Net deferred tax asset	$-0-	$-0-

The Company’s valuation allowance increased by $175,823 in 2013. Tax net operating loss carryforwards may be limited pursuant to the IRS Section 382 in the event of certain ownership changes.